Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Schedule of significant related parties and their relationships
(a)	Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
Anhui Xinzhi Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”, formerly known as Zhejiang Yikatong Technology Co., Ltd.,”Zhejiang Yikatong”)	Entity controlled by the controlling shareholder of the Company
Xi’an Liansheng Intelligent Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Yuanshidai Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Times Technology Co., Ltd	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited	Entity controlled by the controlling shareholder of the Company
Apollo Intelligent Connectivity (Beijing)Technology Co., Ltd.	Entity that one board of director of the Company has significant influence
SiEngine Technology Co., Ltd.	Entity which is under significant influence of the Company
Suzhou Tongjie Automotive Electronics Co., Ltd.	Entity which is under significant influence of the controlling shareholder of the Company
JICA Intelligent Robotics Co., Ltd.	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. and its subsidiary	Entity which is under significant influence of the Company
Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd	Entity which is under significant influence of the Company

(b)	Significant transactions with related parties:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues(i):
Sales of goods revenues	1,275,777	1,466,340	1,663,356
Automotive computing platform	1,231,429	1,410,566	1,651,792
SoC Core Modules	—	—	77
Automotive merchandise and other products	44,348	55,774	11,487
Software license revenues	18,168	24,788	133,450
Service revenues	444,709	532,625	716,069
Automotive computing platform – Design and development service	251,471	306,027	466,747
Connectivity service	172,490	187,781	212,406
Other services	20,748	38,817	36,916
Total	1,738,654	2,023,753	2,512,875

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of products and services (ii)	8,186	293,552	675,920
Rental of office space (ii)	3,391	1,093	6,395
Other income (ix)	—	—	22,846
Interest income on loans due from related parties (iv)	—	717	9,069
Interest expense on borrowings due to related parties (iii)	872	212	18,808
Loans to related parties (iv)	—	28,850	57,260
Repayment received of loans to related parties (iv)	—	—	29,360
Advances to Zhejiang Huanfu (iv)	103,024	19,806	—
Collection of advances to Zhejiang Huanfu (iv)	81,026	90,155	—
Repayment of borrowings from related parties (iii)	—	65,152	1,020,000
Borrowings from related parties (iii)	—	315,152	900,000
Transfer of property and equipment to Zhejiang Huanfu (v)	—	707	1,604
Financial support to Anhui Xinzhi (viii)	—	—	28,500

(c) Balances with related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable – related parties, net (i)	768,747	482,992
Amounts due from related parties (ii)(iv)(ix)	41,278	911,589
Accounts payable – related parties (ii)	111,531	239,891
Amounts due to related parties (iii)(vi)(x)	376,906	191,174
Other non-current assets – related parties (vii)	1,929	213,695
(i)	The Group sold automotive computing platform products and provided related technology development services, merchandise and other products, connectivity service, software licenses and other consulting services to a number of related parties. Accounts receivable, net due from related parties arising from sales of products and provision of services were RMB768,747 and RMB482,992 as of December 31, 2021 and 2022, respectively. The balance as of December 31, 2021 was fully received in 2022. Of the balance as of December 31, 2022, RMB403,161 was subsequently received by March 2023.
(ii)	The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, RMB747, RMB51,171 and RMB28,361 of purchase of raw materials were recorded as inventories as of December 31, 2020, 2021 and 2022, respectively, RMB6,073, RMB220,062 and RMB591,181 were recorded in cost of revenues for the years ended December 31, 2020, 2021 and 2022, respectively, RMB1,366, RMB22,319 and RMB56,378 were recorded in operating expenses for the years ended December 31, 2020, 2021 and 2022, respectively.

Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB111,531 and RMB239,891, amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB41,278 and RMB29,455 as of December 31, 2021 and 2022, respectively.

The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB3,391, RMB1,093 and RMB6,395 in operating expenses during the years ended December 31, 2020, 2021 and 2022.

(iii)	On March 29, 2018, Hubei ECARX entered into an unsecured loan agreement with Geely Group in an amount of RMB20,000 with an interest rate of 4.35% per annum, which was repayable on demand. The loan has been fully repaid on February 25, 2021. On August 25, 2021, the Company entered into an unsecured loan agreement with the controlling shareholder of the Company to obtain a loan of US$7,000 (equivalent to RMB45,152), which was fully repaid on October 8, 2021. On December 1, 2021, Hubei ECARX entered into an unsecured loan agreement with JICA Intelligent in an amount of RMB270,000 with an interest rate of 0.35% per annum, which was repayable on demand. In February and June 2022, the Company fully paid the loan of RMB270,000.

On March 28, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Hubei Xingji Times Technology Co., Ltd. in an amount of RMB200,000 with an interest rate of 2.25% per annum, which was repaid at the maturity date on September 30, 2022. On June 27, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely in an amount of RMB500,000 with an interest rate of 4.35% per annum, which was repayable on December 26, 2022. RMB500,000 has been repaid on December 26, 2022. On June 29, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with JICA Intelligent in an amount of RMB200,000 with an interest rate of 3.7% per annum, which was repayable on September 30, 2022. RMB50,000 has been repaid on September 30, 2022, and the remaining RMB150,000 has been extended to December 31, 2022.

Interest expenses on borrowings from related parties were RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively. The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB272,825 and RMB166,600 as of December 31, 2021 and 2022, respectively.

(iv)	In 2020 and 2021, the Group respectively paid advances of RMB103,024 and RMB19,806, and received collection of RMB81,026 and RMB90,155, from Zhejiang Huanfu. The payments were interest-free and due on demand. The amounts due from Zhejiang Huanfu as of December 31, 2020 was fully collected in 2021.

In 2021, the Group provided loans of RMB28,850 to related parties. Interest incomes on loans due from related parties were RMB717 for the year ended December 31, 2021.

In 2022, the Group provided loans of RMB57,260 to related parties, and received repayment of RMB29,360 from related parties. Interest incomes on loans due from related parties were nil, RMB717 and RMB9,069, respectively, in 2020, 2021 and 2022. As of December 31, 2022, loans and interest receivables due from related parties was RMB63,091.

As of December 31, 2022, the Group recorded amounts due from Volvo Cars for its disposal of Zenseact, an equity security. The consideration of the dispoal was US$115,000 (equivalent to RMB793,177) and the amount was settled in January 2023 (see Note 8); and the amounts due from Arteus Group Limited were GBP3,082 (equivalent to RMB25,866) (see below Note (ix)).

(v)

In October 2021, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB745 and recorded a gain of RMB38 as a result of the disposal. In February 2022, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB1,697 and recorded a gain of RMB93 as a result of the disposal.

(vi)

As disclosed in the Note 8, in July 2021, the Group acquired 34.61% equity interest of SiEngine from the controlling shareholder of the Company. As of December 31, 2021, the Group recorded the consideration of US$10,649 payable in amounts due to the controlling shareholder. The amounts were fully settled in January 2022.

(vii)

As of December 31, 2021, the Group recorded RMB1,929 in other non-current assets due from related parties, which included deposits and advances for purchase of long-term assets from such related parties; as of December 31, 2022, the balance of other non-current assets due from related parties also included the amounts due from its former VIE, Hubei ECARX in the amount of RMB213,695, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%.

(viii)

In February and March 2022, the Group provided cash in the amount of RMB28,500 to Anhui Xinzhi as financial support. The investment was derecognized as part of the Restructuring. See the Note 1(d) and Note 8 for details.

(ix)

Other income from related parties represents the amounts due from Arteus Group Limited for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. The amounts were outstanding at December 31, 2022 and were fully settled in March 2023.

(x)

As a result of the purchase of technical services and logistics services from related parties in each of the reporting periods specified in the Note (ii), the Group recorded balances due to related parties of RMB36,185 and RMB24,574 as of December 31, 2021 and 2022, respectively.